787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 12, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Gabelli Healthcare & WellnessRx Trust
Investment Company Act File No. 811-22021

Ladies and Gentlemen:

On behalf of The Gabelli Healthcare & WellnessRx Trust (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8094.

Very truly yours,

/s/ David C. Howe

David C. Howe

Enclosures

cc:	John C. Ball, The Gabelli Healthcare & WellnessRx Trust
Peter Goldstein, Esq., The Gabelli Healthcare & WellnessRx Trust P. Jay Spinola, Esq., Willkie Farr & Gallagher LLP Bissie K. Bonner, Esq., Willkie Farr & Gallagher LLP

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